Vanguard Target Retirement 2060 Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (54.0%)
Vanguard Total Stock Market Index Fund Investor Shares	33,634,539	2,679,327

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	99,915,545	1,784,492

U.S. Bond Fund (7.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	31,847,303	350,639

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Investor Shares	12,733,739	144,019
Total Investment Companies (Cost $4,133,153)		4,958,477
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $2,133)	21,332	2,133
Total Investments (100.1%) (Cost $4,135,286)		4,960,610
Other Assets and Liabilities-Net (-0.1%)		(2,766)
Net Assets (100%)		4,957,844

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

Target Retirement 2060 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	6,033	NA1	NA1	—	—	16	—	2,133
Vanguard Total Bond
Market II Index Fund	312,722	61,460	21,598	(34)	(1,911)	2,157	—	350,639
Vanguard Total
International Bond
Index Fund	127,829	22,320	757	—	(5,373)	3,512	—	144,019
Vanguard Total
International Stock
Index Fund	1,561,857	108,480	10,564	(840)	125,559	19,419	—	1,784,492
Vanguard Total Stock
Market Index Fund	2,355,656	130,243	10,432	148	203,712	13,605	—	2,679,327
Total	4,364,097	322,503	43,351	(726)	321,987	38,709	—	4,960,610

1 Not applicable—purchases and sales are for temporary cash investment purposes.